INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS
Schedule of net investment income

(in thousands)	2011	2010	2009
Interest on fixed income securities	$58,294	$62,806	$63,104
Dividends on equity securities	9,957	8,192	7,965
Interest on cash and short-term investments	47	170	591
Gross investment income	68,298	71,168	71,660
Less investment expenses	(4,617)	(4,369)	(4,314)
Net investment income	$63,681	$66,799	$67,346

Schedule of pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments

(in thousands)	2011	2010	2009
Net realized investment gains (losses):
Fixed income
Available-for-sale	$10,892	$15,590	$11,196
Available-for-sale OTTI	—	—	(4,578)
Held-to-maturity	201	120	70
Trading	—	28	67
Equity securities	6,129	7,443	21,350
Equity securities OTTI	(257)	—	(40,715)
Other	71	62	(145)
Total	$17,036	$23,243	$(12,755)
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$22,393	$4,879	$45,777
Equity securities	10,462	23,816	49,504
Total	$32,855	$28,695	$95,281
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$49,891	$51,938	$82,526

Schedule of disposition of fixed maturities and equities

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443
2009
Available-for-sale	$230,604	$11,224	$(1,598)	$9,626
Held-to-maturity	—	—	—	—
Trading	10,264	336	(269)	67
Equities	178,098	21,350	(14,481)	6,869

CALLS/MATURITIES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—
2009
Available-for-sale	$390,044	$169	$(11)	$158
Held-to-maturity	60,412	70	—	70
Trading	628	—	—	—

Schedule of assets measured at fair value on recurring basis

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporates	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agencies	$—	$113,819	$—	$113,819
Corporates	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. treasuries	—	16,172	—	16,172
Municipals	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2010, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Mortgage-backed	$—	$15	$—	$15
ABS/CMO*	—	—	—	—
Treasuries	—	—	—	—
Total trading securities	$—	$15	$—	$15
Available-for-sale securities:
U.S. agencies	$—	$102,213	$—	$102,213
Corporates	—	471,376	—	471,376
Mortgage-backed	—	254,141	—	254,141
ABS/CMO*	—	49,915	—	49,915
Non-U.S. govt. & agency	—	1,557	—	1,557
U.S. treasuries	—	15,824	—	15,824
Municipals	—	237,038	—	237,038
Equity	321,897	—	—	321,897
Total available-for-sale securities	$321,897	$1,132,064	$—	$1,453,961
Total	$321,897	$1,132,079	$—	$1,453,976

*Asset-backed & collateralized mortgage obligations

Schedule of amortized costs and estimated fair values of investments in fixed income and equity securities

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,721	$16,172	$459	$(8)
U.S. agencies	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporates	439,079	467,100	31,640	(3,619)
States, political subdivisions & revenues	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)

Held-to-maturity:
U.S. agencies	$243,571	$244,656	$1,085	$—
Corporates	15,000	14,536	—	(464)
States, political subdivisions & revenues	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2010

	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. treasuries	$15,771	$15,824	$244	$(191)
U.S. agencies	103,133	102,213	869	(1,789)
Non-U.S. govt. & agency	1,442	1,557	115	—
Mtge/ABS/CMO*	290,858	304,056	14,041	(843)
Corporates	448,209	471,376	26,144	(2,977)
States, political subdivisions & revenues	234,456	237,038	4,823	(2,241)
Fixed maturities	$1,093,869	$1,132,064	$46,236	$(8,041)
Equity securities	213,069	321,897	109,122	(294)
Total available-for-sale	$1,306,938	$1,453,961	$155,358	$(8,335)

Held-to-maturity:
U.S. agencies	$288,407	$282,326	$607	$(6,688)
Corporates	15,000	14,975	100	(125)
States, political subdivisions & revenues	5,851	6,083	232	—
Total held-to-maturity	$309,258	$303,384	$939	$(6,813)

Trading**:
Treasuries	$—	$—	$—	$—
Agencies	—	—	—	—
Mtge/ABS/CMO*	13	15	—	—
Corporates	—	—	—	—
States, political subdivisions & revenues	—	—	—	—
Total trading	$13	$15	$—	$—
Total	$1,616,209	$1,757,360	$156,297	$(15,148)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

Schedule of amortized cost and estimated fair value of fixed income securities by contractual maturity

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$11,716	$11,895
Due after one year through five years	125,067	131,826
Due after five years through 10 years	501,379	531,527
Due after 10 years	160,107	165,130
Mtge/ABS/CMO*	287,459	305,939
Total available-for-sale	$1,085,728	$1,146,317
Held-to-maturity:
Due in one year or less	$2,001	$2,058
Due after one year through five years	3,632	3,927
Due after five years through 10 years	16,793	16,837
Due after 10 years	237,800	238,159
Total held-to-maturity	$260,226	$260,981
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	7	7
Total trading	$7	$7
Total fixed income:
Due in one year or less	$13,717	$13,953
Due after one year through five years	128,699	135,753
Due after five years through 10 years	518,172	548,364
Due after 10 years	397,907	403,289
Mtge/ABS/CMO*	287,466	305,946
Grand total	$1,345,961	$1,407,305

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Schedule of securities in an unrealized loss position segregated by type and length of time in an unrealized loss position

December 31, 2011

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
States, political subdivisions and revenues:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	(2,438)	(1,671)	(4,109)
Common stock:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations

December 31, 2010

		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,689	$—	$5,689
Cost or amortized cost	5,880	—	5,880
Unrealized loss	(191)	—	(191)
U.S. Agency:
Fair value	$295,897	$—	$295,897
Cost or amortized cost	304,374	—	304,374
Unrealized loss	(8,477)	—	(8,477)
Mortgage Backed:
Fair value	$43,852	$—	$43,852
Cost or amortized cost	44,659	—	44,659
Unrealized loss	(807)	—	(807)
ABS/CMO*:
Fair value	$2,160	$—	$2,160
Cost or amortized cost	2,196	—	2,196
Unrealized loss	(36)	—	(36)
Corporate:
Fair value	$110,772	$1,951	$112,723
Cost or amortized cost	113,813	2,012	115,825
Unrealized loss	(3,041)	(61)	(3,102)
States, political subdivisions:
and revenues
Fair value	$80,465	$996	$81,461
Cost or amortized cost	82,652	1,050	83,702
Unrealized loss	(2,187)	(54)	(2,241)
Subtotal, debt securities:
Fair value	$538,835	$2,947	$541,782
Cost or amortized cost	553,574	3,062	556,636
Unrealized loss	(14,739)	(115)	(14,854)
Common stock:
Fair value	$6,078	$—	$6,078
Cost or amortized cost	6,372	—	6,372
Unrealized loss	(294)	—	(294)
Total:
Fair value	$544,913	$2,947	$547,860
Cost or amortized cost	559,946	3,062	563,008
Unrealized loss	(15,033)	(115)	(15,148)

*Asset-backed & collateralized mortgage obligations